Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries of the Company and VIEs	Subsidiaries of the Company and VIEs where the Company is the primary beneficiary include the following:
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	February 23, 2017	Cayman Islands	100%	Holding Company
Scienjoy Pte. Ltd. (“Scienjoy SG”)	July 25, 2023	Singapore	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Scienjoy Verse Tech Ltd (“Scienjoy Verse”) (a 51% owned subsidiary of Scienjoy SG through entrust agreement between Scienjoy SG and Mr Xiaowu He, Chief Executive Officer and Chairman of the Board)	September 18, 2023	Dubai	51%	Holding Company
Scienjoy Meta Technology LLC (“Scienjoy Meta”) (a wholly owned subsidiary of Scienjoy Verse)	October 3, 2023	Dubai	51%	Metaverse business
SJ Verse Global Media LLC (“SJ Verse”) (a 90% owned subsidiary of Scienjoy Verse)	May 20, 2020	Dubai	45.9%	Multi-channel network business
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (a wholly owned subsidiary of QY)	March 2, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform

Schedule of Financial Information of the Consolidated VIE and its Subsidiaries	The following tables represent the financial information of the consolidated VIE and its subsidiaries as of December 31, 2022 and 2023 before eliminating the intercompany balances and transactions between the VIE and other entities within the Company:
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	114,478	115,322	16,243
Accounts receivable, net	165,419	198,709	27,988
Prepaid expenses and other current assets	101,684	65,751	9,261
Amounts due from related parties	1,052	-	-
Amounts due from inter-companies(1)	143,968	173,545	24,443
Total current assets	526,601	553,327	77,935

Non-current assets
Property and equipment, net	1,871	1,356	191
Intangible assets, net	418,893	412,008	58,030
Goodwill	172,781	172,781	24,336
Deferred tax assets	3,649	6,135	864
Long term deposits and other assets	874	671	95
Long term investments	381,279	380,869	53,644
Right of use assets-operating lease	19,209	12,157	1,712
Total non-current assets	998,556	985,977	138,872
TOTAL ASSETS	1,525,157	1,539,304	216,807

LIABILITIES
Current liabilities
Accounts payable	80,564	53,545	7,543
Deferred revenue	62,567	81,503	11,479
Accrued salary and employee benefits	7,942	10,397	1,464
Accrued expenses and other current liabilities	7,014	11,300	1,592
Income tax payable	12,538	10,530	1,483
Amounts due to inter-companies(1)	389,400	424,856	59,840
Current portion of contingent consideration – earn-out liability	4,336	-	-
Lease liability-operating lease -current	7,174	7,974	1,123
Total current liabilities	571,535	600,105	84,524

Non-current liabilities
Deferred tax liabilities	61,236	59,818	8,425
Lease liabilities-operating lease -non-current	12,773	4,798	676
Total non-current liabilities	74,009	64,616	9,101
TOTAL LIABILITIES	645,544	664,721	93,625
(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Company.

Schedule of Consolidated Statements of Income	Summarized below is the information related to the financial performance of the VIE reported in the Company’s consolidated statements of income for the years ended December 31, 2021, 2022 and 2023, respectively:
	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net revenues	1,198,273	1,291,701	1,215,582	171,211
Third party customers	1,164,317	1,291,602	1,215,582	171,211
Inter-companies	33,956	99	-	-
Net income (loss)	102,042	143,651	(14,991)	(2,113)

Schedule of Consolidated Statements of Cash Flow Activities
	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash provided by operating activities	70,255	155,897	42,562	5,995
Net cash used in investing activities	(250,714)	(122,236)	(42,554)	(5,994)
Net cash provided by (used in) financing activities	179,585	(198)	836	118